Investment Adviser
      Legg Mason Fund Adviser, Inc.               Report to Shareholders
      Baltimore, MD                                 For the Year Ended
                                                     December 31, 1996
Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman                                      The
      Dr. Jill E. McGovern                              Legg Mason
      T. A. Rodgers                                         Tax
                                                          Exempt
Transfer and Shareholder Servicing Agent                Trust, Inc.
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA
                                                   Putting Your Future First
Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.
                                                        [Legg Mason Logo]
Independent Accountants                                       FUNDS
      Coopers & Lybrand L.L.P.
      Baltimore, MD



      The fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will always be able to maintain a stable net asset value of $1.00 per share.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------
                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (bullet) 539 (bullet) 0000

[Recycled logo] Printed on Recycled Paper

LMF-016

To Our Shareholders,


     On December 31, 1996, the Legg Mason Tax Exempt Trust had $278 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 2.77% and its average weighted maturity is 32 days.

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     Coopers & Lybrand L.L.P., the Tax Exempt Trust's independent auditors, have completed their annual examination, and audited financial statements for the fiscal year ended December 31, 1996 are included in this report.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                   Sincerely,

                                   /s/ John F. Curley, Jr.
                                   _________________________
                                   John F. Curley, Jr.
                                   Chairman



January 31, 1997

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
December 31, 1996
(Amounts in Thousands)


        Par                                     Rate         Value
---------------------------------------------------------------------
              Alabama -- 2.8%
              Montgomery Industrial
                Development Board
                (General Electric Project)
                Series 1990 VRDN
                (Aaa/P1, AAA/A1+)
      $ 7,775     1/28/97 to 2/7/97        3.35 to 3.65%(A)  $  7,775
                                                             --------

              Arizona -- 3.1%
              Salt River Project
                Agricultural
                Improvement & Power
                District TECP (P1, A1+)
        8,600     2/21/97 to 4/14/97       3.40 to 3.60         8,600
                                                             --------

              Colorado -- 1.8%
              Colorado (State of) TRAN
                Series 1996 (SP1+)
        5,000     6/27/97                          4.50         5,016
                                                             --------

              Connecticut -- 0.7%
              Connecticut Health &
                Educational  Facilities
                Authority (Yale University)
                Series L & O TECP VRDN
                (Aaa/VMIG1, AAA/A1+)
        1,850     1/13/97 to 2/5/97        3.40 to 3.65(A)      1,850
                                                             --------

              Florida -- 5.2%
              Jacksonville Electric
                Authority Series A, C-1 &
                D-1 TECP (P1, A1+)
        7,300     3/7/97 to 4/14/97        3.45 to 3.50         7,300
              Pinellas County Florida
                Health Facilities
                Authority (Bayfront
                Medical Center, Inc.
                Project) Refunding
                Revenue Bonds
                Series 1989 VRDN
                (Aaa/VMIG1, AAA/A1)
        2,700     1/1/97                           3.80(A)      2,700






        Par                                     Rate         Value
---------------------------------------------------------------------
              Florida -- Continued
              Putnam County
                Development Authority
                PCR Bonds (Seminole
                Electric Cooperative, Inc.)
                Series 1984 H-3 VRDN
                (Aa3, AA-/A1+)
     $ 1,000      3/15/97                          3.80%(A)  $  1,000
                Series 1984 H-1 &
                H-2 VRDN
                (Aa3, AA-/A1+)
        3,450     1/1/97                           4.15(A)      3,450
                                                             --------
                                                               14,450
                                                             --------
              Idaho -- 1.4%
              Idaho (State of) TAN
                Series 1996 (MIG1, SP1+)
        4,000     6/30/97                          4.50         4,011
                                                             --------

              Indiana -- 4.1%
              Mount Vernon (City of)
                PCR (General Electric
                Company Project)
                Series 1989 A VRDN
                (Aaa/P1, AAA/A1+)
        5,300     2/12/97 to 2/25/97       3.40 to 3.60(A)      5,300
              Petersburg (City of)
                PCR Bonds (Indianapolis
                Power & Light Company
                Project) Series 1991 VRDN
                (Aa3/VMIG1, A+/A1+)
        2,000     2/26/97                          3.50(A)      2,000
              Rockport (City of)
                PCR Refunding Bonds
                (AED Generating Company
                Project) Series 1995 A VRDN
                (AAA/A1)
          100     1/2/97                           4.95(A)        100
              Sullivan (City of)
                Floating/Fixed Rate PCR
                (Hoosier Energy Rural
                Electric Cooperative, Inc.
                Project) Series 1985 L-2, L-5
                VRDN
                (A1/P1, AA-/A1+)
        4,100     1/29/97 to 1/31/97               3.65(A)      4,100
                                                             --------
                                                               11,500
                                                             --------

        Par                                     Rate         Value
---------------------------------------------------------------------
              Iowa -- 1.2%
              Louisa County PCR (Iowa-
                Illinois Gas & Electric
                Company Project) Series
                1986 A VRDN
                (A3/P1, A/A1)
      $ 3,500     1/1/97                           4.10%(A)  $  3,500
                                                             --------

              Kentucky -- 2.9%
              Jefferson (County of)
                PCR Bonds (Louisville
                Gas and Electric Company
                Project) Series 1993 A VRDN
                (Aa3/VMIG1, AA-/A1+)
        1,265     2/14/97                          3.60(A)      1,265
              Trimble (County of) PCR
                Bonds (Louisville Gas
                and Electric Company
                Project) Series 1992 A
                VRDN
                (Aa3/VMIG1, AA-/A1+)
        6,700     1/10/97 to 4/11/97       3.40 to 3.65(A)      6,700
                                                             --------
                                                                7,965
                                                             --------

              Louisiana -- 4.2%
              Ascension (Parish of)
                PCR Refunding (Shell Oil
                Company Project)
                Series 1993 VRDN
                (AAA/A1+)
        1,000     1/2/97                           5.00(A)      1,000
              Lake Charles Harbor and
                Terminal District Port
                Facilities Revenue Bonds
                (Conoco Inc. Project)
                Series 1984 VRDN
                (Aa3/P1, AA-/A1+)
        8,000     1/2/97                           4.95(A)      8,000
              Saint Charles (Parish of)
                PCR Refunding Bonds
                (Shell Oil Company
                Project) Series 1992 B
                VRDN
                (Aa1/VMIG1, AAA/A1+)
        2,600     1/2/97                           4.90(A)      2,600
                                                             --------
                                                               11,600
                                                             --------





        Par                                     Rate         Value
---------------------------------------------------------------------
              Maine -- 0.7%
              Maine (State of)
                Series 1996 TAN
                (MIG1, SP1+)
      $ 2,000     6/27/97                          4.50%     $  2,006
                                                             --------

              Maryland -- 18.2%
              Baltimore County
                Consolidated Public
                Improvement BAN
                Series 1995 (P1, A1+)
        5,500     2/4/97 to 2/13/97        3.40 to 3.65         5,500
              Baltimore County,
                Maryland PCR
                Revenue Refunding
                Bonds (Baltimore Gas &
                Electric) Series 1985
                VRDN
                (A2/VMIG1, A/A1)
       11,500     2/4/97 to 2/10/97        3.50 to 3.65(A)     11,500
              Howard County
                Consolidated Public
                Improvement BAN
                Series B (P1, A1+)
        8,000     4/9/97 to 4/10/97        3.40 to 3.50         8,000
              Maryland Health & Higher
                Educational Facilities
                Authority (Pooled Loan
                Program Issue) Series
                1985 A & B VRDN
                (Aa3/VMIG1)
       13,200     1/1/97                   4.20 to 4.25(A)     13,200
              Montgomery County,
                Maryland
                Series 1995  BAN
                (P1, A1+)
       12,400     2/3/97 to 3/5/97         3.40 to 3.60        12,400
                                                             --------
                                                               50,600
                                                             --------

              Massachusetts -- 2.4%
              Massachusetts Health &
                Educational Facilities
                Authority Revenue Bonds
                Harvard University Issue
                Series L VRDN
                (Aaa/VMIG1, AAA/A1+)
        6,650     2/12/97 to 4/10/97       3.40 to 3.45(A)      6,650
                                                             --------

Legg Mason Tax Exempt Trust, Inc.

(Amounts in Thousands)


        Par                                     Rate         Value
---------------------------------------------------------------------
              Minnesota -- 7.7%
              Regents of the University
                of Minnesota
                Series 1985 F & I VRDN
                (Aa/VMIG1, AA/A1+)
      $12,175     1/10/97 to 3/10/97       3.50 to 3.75%(A)  $ 12,175
              Rochester (City of) Health
                Care Facilities Revenue
                Bonds (Mayo
                Foundation/Mayo
                Medical Center)
                Series 1992 A & C VRDN
                (AA+/A1+)
        9,400     1/23/97 to 2/6/97        3.55 to 3.65(A)      9,400
                                                             --------
                                                               21,575
                                                             --------
              Mississippi -- 0.7%
              Jackson County Port Facility
                Refunding Bonds (Chevron
                USA, Inc. Project) Series 1993
                VRDN (Aa2/P1)
        2,000     1/2/97                           4.90(A)      2,000
                                                             --------

              Montana -- 3.4%
              Forsyth (City of) PCR
                (Portland General Electric
                Company Colstrip
                Project) VRDN
                Series 1983 A
                (Aaa/P1, AAA/A1+)
        4,000     1/1/97                           4.05(A)      4,000
                Series 1983 D
                (Aa1/P1, AA+/A1+)
        2,000     1/1/97                           4.15(A)      2,000
                Series 1984 (Aa1/P1)
        3,400     1/1/97                           4.15(A)      3,400
                                                             --------
                                                                9,400
                                                             --------
              Nebraska -- 1.1%
              Omaha Public Power
                District TECP (P1, A1+)
        3,000     4/15/97                          3.50         3,000
                                                             --------

              North Carolina -- 2.1%
              Winston-Salem (City of)
                Water & Sewer Revenue
                Bonds Series 1988 VRDN
                (Aa/VMIG1, AA/A1+)
        3,500     4/4/97                           3.50(A)      3,500
                Series 1994 VRDN
                (Aa/VMIG1, AA+/A1+)
        2,300     1/1/97                           4.00(A)      2,300
                                                             --------
                                                                5,800
                                                             --------




        Par                                     Rate         Value
---------------------------------------------------------------------
              Pennsylvania -- 7.9%
              Allegheny County Hospital
                Development Authority
                (Presbyterian Hospital)
                Series A, B, & D VRDN
                (Aaa/VMIG1, AAA/A1)
      $11,250     1/2/97                           3.90%(A)  $ 11,250
                Series B2 VRDN
                (A1/VMIG1)
        1,090     1/2/97                           3.90(A)      1,090
              Pennsylvania Higher
                Educational Facilities
                Authority Carnegie
                Mellon University
                Series 1995 A, B, C & D VRDN
                (AA-/A1+)
        9,800     1/2/97                           5.00(A)      9,800
                                                             --------
                                                               22,140
                                                             --------

              South Carolina -- 2.5%
              South Carolina Public
                Service TECP (P1, A1)
        7,000     2/14/97 to 4/14/97       3.40 to 3.50         7,000
                                                             --------

              Texas -- 6.4%
              Capital Industrial Development
                Corporation PCR Bonds
                (Motorola, Inc. Project)
                Series 1984 VRDN
                (AA/A1+)
        2,600     1/1/97                           4.60(A)      2,600
              Harris County, Texas
                Health Facilities
                Development Corp.
                Hospital Revenue Bonds
                (The Methodist Hospital)
                Series 1994 VRDN
                (AA/A1+)
        2,900     1/2/97                           5.00(A)      2,900
              Harris County,
                Texas Health Facilities
                Development Corp.
                Hospital Revenue
                Bonds (St. Luke's
                Episcopal Hospital Project)
                Series 1985 C & D VRDN
                (AA/A1+)
        2,700     1/2/97                           5.00(A)      2,700
                Series 1992 A VRDN
                (AA/A1+)
        6,300     1/2/97                           5.00(A)      6,300

        Par                                     Rate         Value
---------------------------------------------------------------------
              Texas -- Continued
              Texas (State of )
                TRAN Series 1996 A
                (MIG1, SP1+)
      $ 3,330     8/29/97                          4.75%     $  3,347
                                                             --------
                                                               17,847
                                                             --------

              Utah -- 2.8%
              Intermountain Power
                Agency Variable Rate
                Power Supply Revenue
                Bonds Series 1985 E & F
                VRDN
                (Aa1/VMIG1, AA+/A1+)
        7,900     1/9/97 to 3/17/97        3.65 to 3.75(A)      7,900
                                                             --------

              Washington -- 7.6%
              Washington (State of)
                Adjustable Rate GO
                Series VR - 96B
                (Aa/VMIG1, AA/A1+)
       14,000     1/1/97                           4.00(A)     14,000
              Washington State Housing
                Finance Committee
                Series 1988B VRDN
                (AAA/A1+)
        7,075     1/1/97                           4.25(A)      7,075
                                                             --------
                                                               21,075
                                                             --------
              Wisconsin -- 3.3%
              Carlton (Town of) PCR
                Refunding Bonds
                Series 1991 B & C
                (Wisconsin Power and
                Light Company
                Projects) VRDN
                (Aa2/VMIG1, AA/A1+)
        2,200     1/2/97                           5.00(A)      2,200
              Oak Creek (City of) PCR
                Series 1986 (Wisconsin
                Electric Power Company
                Project) VRDN
                (Aa3/P1, AA)
        2,900     1/1/97                           4.15(A)      2,900



        Par                                     Rate         Value
---------------------------------------------------------------------
              Wisconsin -- Continued
              Wisconsin (State of)
                Operating Notes
                Series 1996 (MIG1, SP1+)
      $ 4,000     6/16/97                          4.50%     $  4,011
                                                             --------
                                                                9,111
                                                             --------
              Wyoming -- 3.1%
              Converse County PCR Bonds
                (PacifiCorp Project)
                Series 1994
                (Aaa/VMIG1, AAA/A1+)
        1,390     1/2/97                           5.00(A)      1,390
              Lincoln County PCR Bonds
                (Exxon Project) Series
                1984 (Aaa/P1, AAA/A1+)
        2,700     1/2/97                           5.00(A)      2,700
              Lincoln County PCR Bonds
                (PacifiCorp Project)
                Series 1994
                (Aaa/VMIG1, AAA/A1+)
        1,600     1/2/97                           5.00(A)      1,600
              Sublette County PCR Bonds
                (Exxon Project)
                Series 1984
                (Aaa/P1, AAA/A1+)
        1,500     1/2/97                           4.90(A)      1,500
              Sweetwater County PCR
                Bonds (PacifiCorp Projects)
                Series 1994 VRDN
                (Aaa/VMIG1, AAA/A1)
        1,500     1/2/97                           5.00(A)      1,500
                                                             --------
                                                                8,690
---------------------------------------------------------------------
              Total Investments, at
                amortized cost and
                value -- 97.3%                                271,061(B)
              Other Assets Less
                Liabilities--2.7%                               7,431
                                                             --------

              Net assets applicable to
              278,520 shares
              outstanding-- 100.0%                           $278,492
                                                             ========
              Net asset value per
              share                                             $1.00
                                                             ========

(A) The rate shown is the rate as of December 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

(B) Also represents cost for federal income tax purposes.

    A guide to abbreviations appears on the next page.

     See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.

Investment Abbreviations:

      BAN         Bond Anticipation Note
      GO          General Obligation
      IDA         Industrial Development Authority
      PCR         Pollution Control Revenue
      TAN         Tax Anticipation Note
      TECP        Tax-Exempt Commercial Paper
      TRAN        Tax and Revenue Anticipation Note
      VRDN        Variable Rate Demand Note

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes
           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
           SP1 and SP2: The two highest municipal note ratings assigned by Standard & Poor's Ratings Group. A plus (+) sign may be added to the SP1 rating to indicate that an issue possesses very strong credit characteristics.

      Commercial Paper
           P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
           A1 and A2: The two highest commercial paper ratings assigned by Standard & Poor's Ratings Group. A plus (+) sign designates issues possessing very strong credit characteristics.

      Municipal Bonds
           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2, and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's Ratings Group. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
           The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 1996. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of Portfolio:

                        December 31, 1996
-------------------------------------------------------------------------------
                                       Percentage of
      Maturity Period Amount/Par         Portfolio
-------------------------------------------------------------------------------
                         (000)                  (cum)
           1-7 days   $119,755          44.2%   44.2%
          8-30 days     20,870           7.7    51.9
         31-45 days     52,170          19.2    71.1
         46-90 days     32,675          12.1    83.2
       Over 90 days     45,530          16.8   100.0
                      --------         -----
                      $271,000         100.0%
                      ========         =====

      Average Weighted Maturity -- 41 days

Statement of Operations
Legg Mason Tax Exempt Trust, Inc.
For the Year Ended December 31, 1996


      (Amounts in Thousands)
--------------------------------------------------------------------------------------
Investment Income:
        Interest                                                             $9,505

Expenses:
        Advisory fee                                              $1,374
        Transfer agent and shareholder servicing expense             131
        Custodian fee                                                 88
        Audit and legal fees                                          69
        Registration fees                                             57
        Reports to shareholders                                       18
        Directors' fees                                               10
        Other expenses                                                19
                                                                  ------
                                                                   1,766
          Less compensating balance credits                           (7)
                                                                  ------
          Total expenses, net of compensating balance credits                 1,759
                                                                             ------
      Net Investment Income                                                  $7,746
                                                                             ======




Statement of Changes in Net Assets
Legg Mason Tax Exempt Trust, Inc.


                                                                  For the Years Ended December 31,
                                                                 ----------------------------------
      (Amounts in Thousands)                                        1996                 1995
      ---------------------------------------------------------------------------------------------
Change in Net Assets:
      Net investment income                                       $  7,746              $  7,383
      Distributions to shareholders from net investment income      (7,746)               (7,383)
      Increase in net assets from Fund share transactions           53,836                 2,166
                                                                  --------              --------
      Increase in net assets                                        53,836                 2,166

Net Assets:
      Beginning of year                                            224,656               222,490
      ---------------------------------------------------------------------------------------------
      End of year                                                 $278,492              $224,656
                                                                  --------              --------

      See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.

           Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.




                                                                   For the Years Ended December 31,
                                                        ------------------------------------------------------
                                                          1996       1995         1994        1993       1992
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net asset value, beginning of year                 $1.00       $1.00        $1.00       $1.00      $1.00
                                                       -------------------------------------------------------
      Net investment income                              .0282       .0313        .0223       .0174      .0231
      Dividends paid from net investment income         (.0282)     (.0313)      (.0223)     (.0174)    (.0231)
                                                       -------------------------------------------------------
      Net asset value, end of year                       $1.00       $1.00        $1.00       $1.00      $1.00
                                                       =======================================================
      Total return                                        2.85%       3.17%        2.25%       1.75%      2.34%


Ratios/Supplemental Data:
      Ratios to average net assets:
        Total expenses(A)                                  .64%        .66%          --          --         --
        Net expenses(B)                                    .64%        .65%         .65%        .69%       .73%
        Net investment income                             2.82%       3.14%        2.23%       1.74%      2.33%

      Net assets, end of year (in thousands)           $278,492    $224,656     $222,490    $237,611   $170,046

(A) Pursuant to Securities Exchange Commission regulations effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, the credits were included in the ratio.
(B) This ratio reflects expenses net of compensating balance credits.

    See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax Exempt Trust, Inc.


(Amounts in Thousands)
--------------------------------------------------------------------------------

1. Significant Accounting Policies:
           The Legg Mason Tax Exempt Trust, Inc., ("Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders
           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 1996, dividends payable of $11 were accrued.

      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      Compensating Balance Credits
           The Fund has an arrangement with its custodian bank whereby a portion of the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $26 which expire from 2000 through 2002.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Fund Share Transactions:
           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 1996, paid in capital aggregated $278,520. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:


                                    For the Years Ended December 31,
-------------------------------------------------------------------------------
                                           1996           1995
-------------------------------------------------------------------------------
      Shares sold                      $1,008,112       $879,501
      Shares reinvested                     7,565          7,219
      Shares repurchased                 (961,841)      (884,554)
-------------------------------------------------------------------------------
      Net change                         $ 53,836        $ 2,166
===============================================================================

3. Transactions with Affiliates:
           Legg Mason Fund Adviser, Inc. ("Adviser"), an affiliate of Legg Mason Wood Walker, Incorporated, serves as the Fund's investment adviser and is responsible for the investment management of the Fund's assets. As compensation for its advisory services, the Fund pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $121 were payable to the Adviser at December 31, 1996.
           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $42 by the transfer agent for the year ended December 31, 1996.

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Report of Independent Accountants


To the Shareholders and Directors of Legg Mason Tax Exempt Trust, Inc.:

     We have audited the accompanying statement of net assets of Legg Mason Tax Exempt Trust, Inc. as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsiblity of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and signficant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Tax Exempt Trust, Inc. as of December 31, 1996, and the results of its operations, changes in its net assets, and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 5, 1997

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